Pacific Financial Group MUTUAL FUNDS

PFG American Funds® Conservative Income Strategy Fund	Class R Shares PFCOX
PFG American Funds® Growth Strategy Fund	Class R Shares PFGGX
PFG Fidelity Institutional AM® Equity Index Strategy Fund	Class R Shares PFFFX
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	Class R Shares PFFSX
PFG JP Morgan® Tactical Aggressive Strategy Fund	Class R Shares PFSEX
PFG JP Morgan® Tactical Moderate Strategy Fund	Class R Shares PFJDX
PFG BNY Mellon® Diversifier Strategy Fund	Class R Shares PFADX
PFG MFS® Aggressive Growth Strategy Fund	Class R Shares PFSMX
PFG BR Equity ESG Strategy Fund	Class R Shares PFESX
PFG Meeder Tactical Strategy Fund	Class R Shares PFTEX
PFG Tactical Income Strategy Fund	Class R Shares PFTSX
PFG Active Core Bond Strategy Fund	Class R Shares PFDOX
PFG Fidelity Institutional AM® Bond ESG Strategy Fund	Class R Shares PFFBX
PFG Janus Henderson® Balanced Strategy Fund	Class R Shares PFJHX
PFG Invesco® Thematic ESG Strategy Fund	Class R Shares PFIOX

(each a series of Northern Lights Fund Trust)

Supplement dated July 28, 2022 to

the Prospectus and Statement of Additional Information dated August 28, 2021, as revised November 21, 2021

Effective July 29, 2022, Daniel Helmick will replace Jennifer Enstad as the portfolio manager for each of the above Funds. The investment objective, principal investment strategies and principal risks of each Fund have not changed.

Accordingly, the section entitled “Portfolio Manager” in the prospectus for each Fund is hereby revised as follows:

Daniel Helmick has served the Fund as its portfolio manager since July 29, 2022.

Additionally, the paragraph entitled “Portfolio Manager” under the Management section of the Funds’ prospectus is hereby revised as follows:

Mr. Helmick is a Portfolio Manager for the Adviser. Mr. Helmick also serves as a Portfolio Manager for the Adviser’s affiliate, The Pacific Financial Group, Inc., a Washington State investment adviser (“TPFG”).  Mr. Helmick joined the Adviser and TPFG in June 2022. From 2020 to 2022, Mr. Helmick was a Trader and Investment Analyst at Journey Advisor Group; and from 2017 to 2020, Mr. Helmick was a Portfolio Manager at The Randolph Company.  Mr. Helmick has an undergraduate degree in finance, and an MBA with a specialization in finance, both from Northern Kentucky University.  Mr. Helmick passed the Level I of the Chartered Financial Analyst (CFA), Chartered Alternative Investment Analyst (CAIA), & Chartered Market Technician (CMT) Programs.  He also holds a Series 65 license.

The following replaces the information in the section titled “Portfolio Manager” on page 48 of the SAI:

Mr. Daniel Helmick is the Portfolio Manager of the Funds and is responsible for the day-to-day management of the Funds. As of June 30, 2022, he was responsible for the management of the following types of accounts in addition to the PFG Funds:

1

Account Type	Number of Accounts by Account Type	Total Assets by Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets by Account Type Subject to a Performance Fee
Mr. Daniel Helmick
Registered Investment Cos.	0	$0	0	0
Other Pooled Investment Vehicles	0	$0	0	0
Other Accounts	0	$0	0	0

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The following replaces the information in the section titled “Portfolio Manager, Compensation, on page 49 of the SAI:

Compensation.

The portfolio manager receives a salary that is consistent with industry standards. Additionally, he receives a bonus based on aggregate portfolio performance. This bonus is based upon all portfolios and Funds’ performance on a combined basis so as to eliminate an over-emphasis on any one area. The bonus is calculated based upon the portfolio group’s performance over and above the various benchmarks applied to the portfolios. Additionally, the portfolio manager participates in an employer matched 401(k) plan.

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The following replaces the information in the section titled “Portfolio Manager, Ownership of Securities,” on page 50 of the SAI:

The following table shows the dollar range of equity securities beneficially owned by the portfolio manager in the Funds as of June 30, 2022.

Fund	Dollar Range of Equity Securities in the Fund
Mr. Daniel Helmick
PFG American Funds® Conservative Income Strategy	None
PFG American Funds® Growth Strategy	None
PFG Fidelity Institutional AM® Equity Index Strategy	None
PFG Fidelity Institutional AM® Equity Sector Strategy	None
PFG JP Morgan® Tactical Aggressive Strategy Fund	None
PFG JPMorgan® Tactical Moderate Strategy Fund	None
PFG BNY Mellon Diversifier Strategy	None
PFG MFS Aggressive Growth Strategy	None
PFG BR Equity ESG Strategy	None
PFG Meeder Tactical Strategy	None
PFG Tactical Income Strategy	None
PFG Active Core Bond Strategy	None
PFG Fidelity Institutional AM® Bond ESG Strategy	None
2

PFG Janus Henderson® Balanced Strategy	None
PFG Invesco® Thematic Equity ESG Strategy	None

This Supplement and the existing Prospectus dated August 28, 2021 (as revised November 16, 2021), provide relevant information for all shareholders and should be retained for future reference. Both the Prospectus and the Statement of Additional Information dated August 28, 2021 (as revised November 16, 2021)1, have been filed with the Securities and Exchange Commission, are incorporated by reference and can be obtained without charge by calling the Funds at 1-888-451-TPFG.